INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS
Intangible assets (exclude land use rights)

	2013	2014
	RMB	RMB
Intangible assets
Intangible assets to be amortized
Non-compete agreements	11,479,610	11,479,610
Customer list	15,942,578	85,642,578
Supplier Relationship	27,780,000	27,780,000
Technology patent	9,240,000	9,240,000
Cross-border travel agency license	1,117,277	1,117,277
Others	790,000	790,000
Intangible assets not subject to amortization
Trade mark	314,329,235	551,381,191
Golf membership certificate	4,200,000	4,200,000
Others	8,785,287	17,783,205
	393,663,987	709,413,861
Less: accumulated amortization
Intangible assets to be amortized
Non-compete agreements	(11,479,610)	(11,479,610)
Customer list	(11,982,578)	(13,247,103)
Supplier Relationship	(3,178,333)	(5,956,333)
Technology patent	(9,240,000)	(9,240,000)
Cross-border travel agency license	(1,117,277)	(1,117,277)
Others	(13,167)	(171,167)
	(37,010,965)	(41,211,490)
Net book value
Intangible assets to be amortized
Non-compete agreements	—	—
Customer list	3,960,000	72,395,475
Supplier Relationship	24,601,667	21,823,667
Technology patent	—	—
Cross-border travel agency license	—	—
Others	776,833	618,833
Intangible assets not subject to amortization
Trade mark	314,329,235	551,381,191
Golf membership certificate	4,200,000	4,200,000
Others	8,785,287	17,783,205
	356,653,022	668,202,371

Schedule Of Estimated Useful Life Of Finite Lived Intangible Assets Excluding Land Use Rights Table Text Block
Customer list	3-10 years
Supplier Relationship	10 years
Technology patent	5 years
Cross-border travel agency license	8 years

Schedule of finite-lived intangible assets, future amortization expense
Amortization
RMB

2015	13,373,143
2016	13,373,143
2017	13,373,143
2018	13,359,976
2019	13,215,143
66,694,548